Financial Instruments Warrants change in Fair Value (Detail) - USD ($) $ in Thousands, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	May 08, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Level 3 | Recurring | Stock purchase warrants
Derivative [Line Items]
Stock purchase warrants	$ 0	$ 32,228	$ 0	$ 32,228	$ 0		$ 12,026	$ 35,271	$ 30,749
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value on acquisition/issuance	0	2,330	0	2,330
Unrealized (loss) gain included in earnings	0	0	(25,559)	0
Teekay Offshore [Member] | Stock purchase warrants | Brookfield Business Partners L.P. [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares)						15.5
Stock purchase warrants | Level 3 | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Sales	$ 0	$ 0	$ (13,367)	$ 0